MARK KARPE

Assistant Vice President, Counsel

Office: (949) 219-3224

Fax: (949) 219-3706

E-mail: Mark.Karpe@PacificLife.com

February 1, 2019

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

RE:                           Request for Selective Review

Pacific Select Fund (File Nos. 033-13954, 811-05141)

To Whom It May Concern:

On behalf of Pacific Select Fund (the “Trust” or “Registrant”), attached for electronic filing is Post-Effective Amendment No. 135 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A, which is filed in reliance on Rule 485(a) under the Securities Act of 1933, as amended.

The Amendment is filed primarily for the purpose of updating information in the Registration Statement as required to be updated annually and for adding an existing share class to certain existing series.  The Amendment does not raise novel or complex issues of law or policy.  No new series of the Trust is being registered in connection with this filing.

Information that was not available at the time of the filing (e.g., data for portfolio managers regarding other accounts managed, financial highlights) will be added in a Rule 485(b) filing prior to the effective date.  As the facing sheet indicates, the Amendment is scheduled to become effective sixty days after filing.  No fees are required in connection with this filing.

Pursuant to SEC Release No. 33-6510/IC-13768 (February 15, 1984), the Registrant respectfully requests selective review of the Amendment on the basis that the disclosure in the Amendment is substantially similar to the disclosure contained in the currently effective registration statement of the Registrant, as filed on EDGAR as Post-Effective Amendment No. 133 on April 27, 2018 (SEC Accession No. 0001104659-18-027565), other than the following:

Prospectuses

•                  Edits related to adding the existing Class P share class to certain existing series, and related changes to share class eligibility

•                  Addition of a legend regarding the mailing of shareholder reports pursuant to Rule 30e-3 and a legend that the information contained in this preliminary filing is subject to completion

•                  Edits related to the removal of the Long/Short Large-Cap Portfolio

•                  Disclosure referencing the pending removal of the Floating Rate Loan Portfolio

•                  Edits resulting from the deletion of co-sub-adviser Macro Currency Group from the Currency Strategies Portfolio and the pending addition of a new co-sub-adviser

•                  Edits to the principal investment strategy and/or principal risks for the Mid-Cap Value Portfolio, Diversified Alternatives Portfolio and Emerging Market Debt Portfolio

•                  Removal of a third benchmark index for the Real Estate Portfolio

•                  Revisions relating to the implementation of the Trust’s liquidity risk management program

•                  Edits reflecting portfolio manager personnel changes and corporate name changes

•                  Modifications to, and renewals of, fee waivers and expense limitations

Statement of Additional Information

Corresponding changes as reflected above, as applicable.  In addition:

•                  Modifications to non-principal investments for the Emerging Market Debt Portfolio

•                  Addition of disclosure regarding frontier markets (as per Staff comment to the companion trust) and regulatory and legal risk

•                  Revisions to and/or the additions of the policies of certain managers regarding compensation, conflicts of interest, corporate structure/name changes and proxy voting procedures

In addition to these edits being reflecting in the EDGAR filing conducted today, marked-to-show courtesy copies will be forwarded under separate cover.

If you have any questions or further comments regarding this matter, please contact me.

Sincerely,

/s/ Mark Karpe

Mark Karpe

cc:                                Robin S. Yonis, Esq., Pacific Life Fund Advisors LLC

Audrey L. Cheng, Esq., Pacific Life Insurance Company

Laurene MacElwee, Pacific Life Fund Advisors LLC

Anthony H. Zacharski, Esq., Dechert LLP (w/o attachment)